Debt Outstanding (Parenthetical) (Detail) (Line of Credit, Credit Facility)	Jun. 30, 2012	Dec. 31, 2011
Line of Credit | Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End (in hundredths)	2.02%	2.57%	[1]

[1]	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.